Equity-Based Compensation - Summary of Equity-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-based compensation expense before income taxes	$ 4,285	$ 2,948	$ 4,653	$ 3,774	$ 111
Income tax benefit	(1,684)	(1,303)	(600)	0	0
Net equity-based compensation expense	2,601	1,645
Cost of sales, buying and occupancy [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-based compensation expense before income taxes	481	329	502	269
Direct Store Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-based compensation expense before income taxes	81	95	127	134
Selling, general and administrative expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-based compensation expense before income taxes	$ 3,723	$ 2,524	$ 4,024	$ 3,371	$ 111